Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 078
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value:

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Registered investment companies	$34,502,735	$34,502,735	$—	$—
Common/Collective Trusts	1,934,597,398	1,934,597,398	—	—
AMETEK Stock Fund	152,167,874	152,167,874	$—	$—
Investments, at Fair Value	$2,121,268,007	$2,121,268,007	$—	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Registered investment companies	$817,401,369	$817,401,369	$—	$—
Common/Collective Trusts	827,600,218	827,600,218	—	—
Investments, at Fair Value	$1,645,001,587	$1,645,001,587	$—	$—